Debt (Details) (USD $)	0 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended									12 Months Ended		12 Months Ended
	May 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2012 Notes Payable Due December 31, 2013	Dec. 31, 2011 Notes Payable Due December 31, 2013	Dec. 31, 2012 Convertible Notes Payable with related party Issued March 31, 2012		Dec. 31, 2011 Convertible Notes Payable with related party Issued March 31, 2012	Dec. 31, 2012 Convertible Notes Payable Issued July 27, 2012	Dec. 31, 2011 Convertible Notes Payable Issued July 27, 2012	Dec. 31, 2012 Notes Payable with related party Issued August 31, 2012	Dec. 31, 2011 Notes Payable with related party Issued August 31, 2012	Dec. 31, 2012 Convertible Notes Payable Issued October 25, 2012	Dec. 31, 2011 Convertible Notes Payable Issued October 25, 2012	Dec. 31, 2012 Convertible Notes Payable with related party Issued April 11, 2012	Dec. 31, 2011 Convertible Notes Payable with related party Issued April 11, 2012	Dec. 31, 2012 Notes Payable with related party Issued November 11, 2011	Dec. 31, 2011 Notes Payable with related party Issued November 11, 2011	Dec. 31, 2012 Convertible Notes Payable Issued December 1, 2011		Dec. 31, 2011 Convertible Notes Payable Issued December 1, 2011		Dec. 31, 2012 Convertible Notes Payable Issued May 30, 2011		Dec. 31, 2011 Convertible Notes Payable Issued May 30, 2011	Dec. 31, 2012 Notes Payable Issued July 13, 2012	Dec. 31, 2011 Notes Payable Issued July 13, 2012	Dec. 31, 2012 Notes Payable Issued1 July 13, 2012	Dec. 31, 2011 Notes Payable Issued1 July 13, 2012	Dec. 31, 2012 Line of Credit with Related Party	Dec. 31, 2011 Line of Credit with Related Party
Issuance date						Mar. 30, 2011	Mar. 30, 2011	Mar. 31, 2012			Jul. 27, 2012		Aug. 31, 2012		Oct. 25, 2012		Apr. 11, 2012		Nov. 11, 2011	Nov. 11, 2011	Dec. 01, 2011		Dec. 01, 2011		May 30, 2011			Jul. 13, 2012		Jul. 13, 2012
Debt Outstanding		$ 741,000		$ 360,000		$ 50,000	$ 50,000	$ 50,000	[1]		$ 150,000 [1]		$ 11,000 [2]		$ 25,000		$ 100,000		$ 100,000	$ 100,000	$ 100,000	[3]	$ 100,000	[3]	$ 60,000	[1]		$ 30,000 [4]		$ 65,000 [2]			$ 110,000
Maturity Date						Dec. 31, 2013	Dec. 31, 2013	Jan. 01, 2014			Jul. 27, 2014		Mar. 01, 2014		Jan. 01, 2014		Apr. 11, 2014		Jan. 01, 2014	Jan. 01, 2014	Dec. 01, 2012		Dec. 01, 2012		Jan. 01, 2014			Jan. 01, 2014		Jan. 01, 2014
Description of conversion and warrant terms								Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock			Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company’s common stock		requires the Company to issue warrants to purchase 22,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.		Upon conversion of the note, the Company shall issue the lender 30,000 warrants, each of which allows the lender to purchase one share of the Company's common stock at $0.01, with a term of 18 months.		Upon conversion of the note, the Company shall issue the lender 150,000 warrants, each of which allows the lender to purchase one share of the Company’s common stock at $0.01, with a term of 18 months.											requires the Company to issue warrants to purchase 100,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.		requires the Company to issue warrants to purchase 130,000 shares of the Company’s common stock at no more than $0.01 per share with a term of five years.
Interest rate					6.00%			7.00%			7.00%		12.00%			12.00%	12.00%		12.00%	12.00%	12.00%		12.00%		12.00%			21.00%		21.00%
Warrants issued													22,000				150,000											100,000		130,000
Exercise price of warrants	0.01	0.75	0.01										0.01		0.01		0.01											0.01		0.01
Warrants issuable upon conversion	24,000	922,857													30,000						395,000		395,000
Conversion Rate								$ 0.35			$ 0.35				$ 0.50		$ 0.50		$ 0.375	$ 0.375					$ 0.35
Grants	5 years							18 months			18 months		5 years		18 months		18 months								18 months			5 years		5 years
Less debt discount		(9,214)	(480,716)	0
Less current portion of notes payable		(150,000)	(691,443)	(250,000)
Long-term notes payable		$ 581,786	$ 549,284	$ 110,000

[1]	The note contains a conversion feature which enables either the Company or the lender to convert the outstanding balance into common stock of the Company at a rate of one share per $0.35 of converted dollars. The conversion feature was not exercised by either party as of December 31, 2012. Upon conversion of the note, for every share issued to the lender, the lender will receive one additional warrant to purchase one share of the Company?s common stock at a strike price of $0.75 with no vesting requirement and a term of 18 months.
[2]	For every $10 outstanding at the end of each calendear month, the Company will issue the lender one warrant to purchase one share of the Company's common stock at no more than $0.01 per share with no vesting requirement and with a term of five years. As no payments were made on any of the referenced notes payable, each lender is entitled to their respective maximum monthly award each month the note was outstanding. Foregoing warrants are included within warrants granted in Note 9.
[3]	The note payable agreement is convertible into 395,000 shares of the Company's common stock. However, the lender is disputing the conversion terms of the agreement. Additionally, the Company is in default with regards to the note, as the outstanding balance is past due, and has offered to repay the lender in full. The Company is attempting to utilize on-going dialogue with the lender to resolve the dispute and cure the default.
[4]	For every $10 outstanding at the end of each calendar month, the Company will issue the lender one warrant to purchase one share of the Company’s common stock at no more than $0.01 per share with no vesting requirement and a term of five years. The note was issued for $50,000 and the Company subsequently repaid $20,000, with $10,000 payments in both November and December 2012. Accordingly, the lender received 5,000 warrants each month from issuance through October 2012, 4,000 warrants in November 2012, and 3,000 warrants in December 2012. Foregoing warrants are included within warrants granted in Note 9.